Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	$ 1,325
As at September 30, 2020	1,202
Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	1,492
Additions	52
Terminations	(1)
Modifications	(3)
Reclassifications	(13)
Re-measurement	5
Exchange Rate Movements and Other	(3)
As at September 30, 2020	1,529
Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	167
Terminations	(1)
Depreciation	163
Impairment Charges	3
Exchange Rate Movements and Other	(5)
As at September 30, 2020	327
Real estate [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	477
As at September 30, 2020	443
Real estate [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	509
Reclassifications	(13)
Exchange Rate Movements and Other	(1)
As at September 30, 2020	495
Real estate [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	32
Depreciation	21
Exchange Rate Movements and Other	(1)
As at September 30, 2020	52
Railcars & Barges [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	440
As at September 30, 2020	377
Railcars & Barges [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	495
Additions	18
Re-measurement	(13)
Exchange Rate Movements and Other	1
As at September 30, 2020	501
Railcars & Barges [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	55
Depreciation	66
Impairment Charges	3
As at September 30, 2020	124
Storage Assets [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	391
As at September 30, 2020	365
Storage Assets [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	464
Additions	23
Terminations	(1)
Modifications	1
Re-measurement	19
As at September 30, 2020	506
Storage Assets [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	73
Terminations	(1)
Depreciation	71
Exchange Rate Movements and Other	(2)
As at September 30, 2020	141
Refining Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	7
As at September 30, 2020	10
Refining Equipment [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	10
Additions	5
As at September 30, 2020	15
Refining Equipment [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	3
Depreciation	2
As at September 30, 2020	5
Other assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	10
As at September 30, 2020	7
Other assets [member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	14
Additions	6
Modifications	(4)
Re-measurement	(1)
Exchange Rate Movements and Other	(3)
As at September 30, 2020	12
Other assets [member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at December 31, 2019	4
Depreciation	3
Exchange Rate Movements and Other	(2)
As at September 30, 2020	$ 5